Risk and sensitivity analysis - Asia, interest rate sensitivity (Details) - Asia insurance operations - Non-linked shareholder-backed - Interest rate risk - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ 312	£ 2
Change in related deferred tax (where applicable), decrease in assumption	(15)	(7)
Net effect on profit and shareholders' equity, decrease in assumption	£ 297	£ (5)
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Change in profit before tax attributable to shareholders, increase in assumption	£ (338)	£ (443)
Change in related deferred tax (where applicable), increase in assumption	26	20
Net effect on profit and shareholders' equity, increase in assumption	£ (312)	£ (423)
10-year government bond rates | Minimum
Risk and sensitivity analysis
Reference rate (as a percent)	0.90%	1.00%
10-year government bond rates | Maximum
Risk and sensitivity analysis
Reference rate (as a percent)	8.10%	7.50%